Gain (loss) on financial instruments, net	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial instruments [abstract]
Gain (loss) on financial instruments, net
The amounts that were recognized in the consolidated statement of profit or loss related to the results of financial instruments are detailed below:

	December 31,
	2025	2024	2023
Realized gain (loss) on sale of financial instruments
Loans
At amortized cost	105	—	24
At fair value through profit and loss	1,777	251	—
At fair value through other comprehensive income	765	69	—
Investment Securities
At amortized cost	(541)	—	(3,882)
At fair value through profit and loss	(220)	63	2,325
At fair value through other comprehensive income	2,392	—	—
Trading derivatives
Realized gain on trading derivatives	3	—	—
Other financial instruments
Gain (loss) on derivative financial instruments and foreign currency exchange, net	2,393	(455)	1,501
Total realized gain (loss) on financial instruments	6,674	(72)	(32)

Unrealized gain (loss) on financial instruments
Trading derivatives	1,134	—	—
Other trading financial instruments	423	(411)	(13)
Total unrealized gain (loss) on financial instruments	1,557	(411)	(13)

Total gain (loss) on financial instruments, net	8,231	(483)	(45)

During the year ended December 31, 2025, the Bank executed specific sales of investments and loans classified at amortized cost as a result of a significant deterioration in the credit risk profile of such instruments, which no longer met the eligibility criteria established in the Bank’s investment and risk management policies.